GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

Our condensed consolidated financial statements have been prepared on a going concern basis, which assumes we will be able to realize our assets and discharge our liabilities in the normal course of business for the foreseeable future. During the nine months ended September 30, 2016, we incurred losses of $962,953 and used cash of $258,607 in operating activities. At September 30, 2016, we had a working capital deficit of $2,132,349 and an accumulated deficit of $6,471,282.  Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and, or, obtaining the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due. There is no assurance that these events will be satisfactorily completed.

NOTE 3 – GOING CONCERN

Our consolidated financial statements have been prepared on a going concern basis which assumes we will be able to realize our assets and discharge our liabilities in the normal course of business for the foreseeable future. During the year ended December 31, 2015, we incurred losses of $2,883,362 and used cash of $525,148 in our operating activities. As at December 31, 2015, we had a working capital deficit of $2,410,679 and an accumulated deficit of $5,508,329.  Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and, or, obtaining the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due. There is no assurance that these events will be satisfactorily completed.

Currently we are not in compliance with the covenants under our debt agreements. As a result, we are proactively working with our lenders and evaluating options for maintaining compliance, which include requesting covenant amendments, waivers or forbearances, and could include a possible reduction of our debt level, including the payment of prepayment penalties. Our failure to comply with these covenants would be an event of default that, if not waived, could result in the acceleration of most our outstanding indebtedness, including the acceleration of our convertible notes and certain notes payable. If the lenders were to make such a demand for repayment, we would be unable to pay the obligations as we do not have existing facilities or sufficient cash on hand to satisfy these obligations. Due to this material uncertainty, there is substantial doubt about our ability to continue as a going concern. While we will continue to work with our existing lenders, there can be no assurance that we will be successful.